MOTLEY FOOL 100 INDEX ETF
SCHEDULE OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
Common Stocks — 99.9%
Aerospace & Defense — 0.2%
TransDigm Group, Inc. (United States)	1,220	$943,853
Air Freight & Logistics — 0.3%
FedEx Corp. (United States)	5,626	1,226,355
Automobiles — 3.2%
Tesla, Inc. (United States)*(a)	70,793	14,436,816
Banks — 2.0%
JPMorgan Chase & Co. (United States)	66,377	9,008,023
Beverages — 0.3%
Monster Beverage Corp. (United States)*	23,220	1,361,156
Biotechnology — 2.1%
Amgen, Inc. (United States)	12,049	2,658,612
Biogen, Inc. (United States)*	3,208	950,883
Gilead Sciences, Inc. (United States)	27,925	2,148,550
Moderna, Inc. (United States)*	8,614	1,100,094
Seagen, Inc. (United States)*	4,127	807,654
Vertex Pharmaceuticals, Inc. (United States)*	5,714	1,848,879
		9,514,672
Broadline Retail — 0.1%
Coupang, Inc. (United States)*	39,401	614,656
Capital Markets — 2.0%
Charles Schwab Corp., (The) (United States)	41,261	2,174,042
CME Group, Inc. (United States)	8,045	1,438,044
Goldman Sachs Group, Inc, (The) (United States)	7,859	2,545,530
Intercontinental Exchange, Inc. (United States)	12,499	1,324,269
Moody’s Corp. (United States)	4,050	1,283,364
		8,765,249
Chemicals — 0.5%
Ecolab, Inc. (United States)	6,364	1,050,378
Sherwin-Williams Co., (The) (United States)	5,771	1,314,518
		2,364,896
Commercial Services & Supplies — 0.6%
Cintas Corp. (United States)	2,248	1,061,371
Waste Management, Inc. (United States)	9,102	1,473,796
		2,535,167
Communications Equipment — 0.3%
Arista Networks, Inc. (United States)*(a)	6,796	1,130,447
Diversified Financial Services — 3.5%
Berkshire Hathaway, Inc., Class B (United States)*	49,002	15,733,562
Electric Utilities — 0.7%
NextEra Energy, Inc. (United States)	44,242	3,250,017
Entertainment — 2.4%
Activision Blizzard, Inc. (United States)	17,543	1,406,949
Electronic Arts, Inc. (United States)	6,123	783,744
Netflix, Inc. (United States)*	9,956	3,934,910
ROBLOX Corp., Class A (United States)*	13,196	552,385
Walt Disney Co., (The) (United States)*	40,869	3,594,837
Warner Bros Discovery, Inc. (United States)*(a)	54,013	609,267
		10,882,092
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp. (United States)	10,414	1,920,758
Crown Castle International Corp. (United States)	9,602	1,087,042
Digital Realty Trust, Inc. (United States)	6,512	667,220
Equinix, Inc. (United States)	2,059	1,535,087
		5,210,107
Food & Staples Retailing — 1.1%
Costco Wholesale Corp. (United States)	9,924	5,076,721
Health Care Equipment & Supplies — 1.6%
Align Technology, Inc. (United States)*(a)	1,711	483,631
Becton Dickinson and Co. (United States)	6,347	1,534,451
DexCom, Inc. (United States)*	8,646	1,013,830
IDEXX Laboratories, Inc. (United States)*	1,848	858,895
Intuitive Surgical, Inc. (United States)*	7,871	2,423,009
ResMed, Inc. (United States)	3,263	687,808
		7,001,624
Health Care Providers & Services — 3.3%
CVS Health Corp. (United States)	28,765	1,956,883
HCA Healthcare, Inc. (United States)	6,209	1,640,356
McKesson Corp. (United States)	3,064	1,197,534
UnitedHealth Group, Inc. (United States)	20,870	10,168,699
		14,963,472
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A (United States)*	3,468	574,648
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A (United States)*(a)	14,120	1,549,952
Booking Holdings, Inc. (United States)*	837	2,099,840
Chipotle Mexican Grill, Inc. (United States)*	617	1,281,194
Marriott International, Inc., Class A (United States)	6,896	1,157,080
Starbucks Corp. (United States)	25,820	2,521,065
		8,609,131
Industrial Conglomerates — 0.5%
3M Co. (United States)	12,333	1,150,792
Roper Technologies, Inc. (United States)	2,379	1,080,589
		2,231,381
Insurance — 0.2%
Aflac, Inc. (United States)(a)	13,712	880,448
Interactive Media & Services — 11.2%
Alphabet, Inc., Class C (United States)*	285,232	35,189,072
Facebook, Inc., Class A (United States)*	57,958	15,342,642
		50,531,714
Internet & Direct Marketing Retail — 6.3%
Amazon.com, Inc. (United States)*	229,269	27,645,256
eBay, Inc. (United States)	12,099	514,691
		28,159,947
IT Services — 5.1%
Cloudflare, Inc., Class A (United States)*	7,308	505,421
Cognizant Technology Solutions Corp., Class A (United States)	11,406	712,761
Mastercard, Inc., Class A (United States)	21,349	7,792,812
PayPal Holdings, Inc. (United States)*	25,338	1,570,703
Snowflake, Inc., Class A (United States)*(a)	7,159	1,183,812
Block, Inc. (United States)*	13,478	813,936
Visa, Inc., Class A (United States)(a)	46,010	10,169,590
		22,749,035
Life Sciences Tools & Services — 0.2%
Illumina, Inc. (United States)*	3,489	686,112
Machinery — 0.1%
Cummins, Inc. (United States)	3,135	640,825
Oil, Gas & Consumable Fuels — 0.2%
Kinder Morgan, Inc. (United States)(a)	51,135	823,785
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co. (United States)	47,304	3,048,270
Johnson & Johnson (United States)	58,476	9,067,289
		12,115,559
Professional Services — 0.2%
CoStar Group, Inc. (United States)*	8,950	710,630
Road & Rail — 1.1%
Old Dominion Freight Line, Inc. (United States)(a)	2,464	764,924
Uber Technologies, Inc. (United States)*	44,958	1,705,257
Union Pacific Corp. (United States)	13,709	2,639,257
		5,109,438
Semiconductors & Semiconductor Equipment — 7.7%
Advanced Micro Devices, Inc. (United States)*	35,898	4,243,503
Broadcom, Inc. (United States)	9,302	7,515,644
Lam Research Corp. (United States)(a)	3,023	1,864,284
NVIDIA Corp. (United States)	55,173	20,874,153
		34,497,584
Software — 19.4%
Adobe Systems, Inc. (United States)*	10,266	4,289,032
Autodesk, Inc. (United States)*	4,752	947,501
Cadence Design Systems, Inc. (United States)*	6,042	1,395,158
Crowdstrike Holdings, Inc., Class A (United States)*	5,181	829,634
Datadog, Inc., Class A (United States)*	7,066	670,634
Fortinet, Inc. (United States)*	17,366	1,186,619
Intuit, Inc. (United States)	6,274	2,629,559
Microsoft Corp. (United States)	166,768	54,764,944
Oracle Corp. (United States)	60,664	6,426,744
Palo Alto Networks, Inc. (United States)*	6,767	1,444,010
Salesforce.com, Inc. (United States)*	22,368	4,996,564
ServiceNow, Inc. (United States)*(a)	4,536	2,471,122
Synopsys, Inc. (United States)*	3,405	1,549,139
VMware, Inc., Class A (United States)*	9,542	1,300,479
Workday, Inc., Class A (United States)*	5,792	1,227,846
Zoom Video Communications, Inc., Class A (United States)*	6,612	443,864
Zscaler, Inc. (United States)*	3,204	434,078
		87,006,927
Specialty Retail — 2.0%
Home Depot, Inc., (The) (United States)	22,691	6,431,764
Lowe’s Cos, Inc. (United States)	13,457	2,706,606
		9,138,370
Technology Hardware, Storage & Peripherals — 14.0%
Apple, Inc. (United States)	354,185	62,779,291
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B (United States)	34,725	3,655,154
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. (United States)*	27,308	3,748,023
Total Common Stocks (Cost $314,318,065)		448,666,887

Rights — 0.0%
Altaba, Inc. - Escrow Shares (United States)*(b)	8,565	20,556
Total Rights (Cost $2,161)		20,556

Investments Purchased with Proceeds from Securities Lending Collateral — 7.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.22%	34,372,034	34,372,034
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $34,372,034)		34,372,034

Short-Term Investments — 0.1%
U.S. Bank Money Market Deposit Account, 3.21% (United States)(c)	400,441	400,441
Total Short-Term Investments (Cost $400,441)		400,441

Total Investments (Cost $349,092,701) — 107.6%		483,459,918
Liabilities in Excess of Other Assets — (7.6)%		(34,145,449)
NET ASSETS — 100.0%		$449,314,469
(Applicable to 11,750,000 shares outstanding)

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At May 31, 2023, the market value of securities on loan was $33,783,776.
(b)
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2023, these securities amounted to $20,556 or 0.0% of net assets.

(c)	The rate shown is as of May 31, 2023.

MOTLEY FOOL 100 INDEX ETF
NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2023
(UNAUDITED)

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
FOOL 100 FUND
Common Stocks	$448,666,887	$448,666,887	$-	$-	$-
Rights	20,556	-	-	20,556	-
Investments Purchased with Proceeds From Securities Lending Collateral	34,372,034	-	-	-	34,372,034
Short-Term Investments	400,441	400,441	-	-	-
Total Investments*	$483,459,918	$449,067,328	$-	$20,556	$34,372,034

* Please refer to Schedule of Investments for further details.
^ Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.